Patents (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
Patents and trademarks are as follows:

	September 30, 2017	September 30, 2016
Patents and trademarks under development	$123,412	$-

Patents issued	398	398
Less accumulated amortization	(353)	(315)
	45	83

Patents, net	$123,457	$83